Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Common Stock	Additional Paid-in Capital	Treasury Stock And Deferred Compensation	Retained Earnings Cumulative effect of adoption of ASU 2016-13	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Cumulative effect of adoption of ASU 2016-13	Total
Beginning Balance at Dec. 31, 2022	$ 6,044	$ 24,814	$ (3,730)		$ 41,945	$ (9,336)		$ 59,737
Net Income (Loss)					8,950			8,950
Other comprehensive income						1,858		1,858
Cash dividends					(4,789)			(4,789)
Shares activity for deferred compensation plan		461	(461)
Shares purchased for treasury stock			(733)					(733)
Restricted stock activity	20	(20)
Expense related to share-based compensation plans		658						658
Ending Balance at Dec. 31, 2023	6,064	25,913	(4,924)	$ (2,088)	44,018	(7,478)	$ (2,088)	63,593
Net Income (Loss)					7,402			7,402
Other comprehensive income						(2,622)		(2,622)
Cash dividends					(5,113)			(5,113)
Shares activity for deferred compensation plan		(285)	285
Shares purchased for treasury stock			(687)					(687)
Restricted stock activity	139	(139)
Expense related to share-based compensation plans		884						884
Ending Balance at Dec. 31, 2024	$ 6,203	$ 26,373	$ (5,326)		$ 46,307	$ (10,100)		$ 63,457